CONTRACT ASSETS (Details) $ in Millions, Rp in Billions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
CONTRACT ASSETS.
Contract assets		Rp 1,097	Rp 1,598
Allowance for expected credit losses		(153)	(38)
Net		944	1,560
Short term portion	$ (45)	(629)	Rp (1,560)
Long term portion	$ 23	Rp 315